Significant transactions - Armada Acquisition - Supplemental Pro Forma Information (Details) - Armada and its Subsidiaries - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Pro Forma Information
Total revenues	$ 1,144.6	$ 1,032.6
Net income	$ (155.1)	$ 45.9